CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Millions	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Cash flows from operating activities:
Net income	$ 4,021,848	$ 4,565,968	$ 4,904,550
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	26,497	27,314	26,641
Amortization of right-of-use operating lease assets	83,916	66,062	62,114
Provision (Reversal) of credit loss	280,787	(137,831)	(195,902)
Deferred tax provision	(64,284)	21,160	42,568
Changes in operating assets and liabilities:
Accounts receivable	(8,808,278)	(2,935,120)	147,261
Accounts receivable, related parties	(2,537,631)	(1,990,880)	(396,289)
Advance to vendors	(1,324,078)	(1,472,674)	(134,167)
Other current assets	(92,803)	(282,052)	391,381
Due from related parties	(207,676)	(2,207)	(11)
Taxes payable	711,429	232,455	1,115,084
Net changes in operating lease liabilities	(87,077)	(62,862)	(56,624)
Accrued expenses and other current liabilities	776,481	806,939	(668,777)
Net cash (used in) provided by operating activities	(6,489,483)	(693,959)	1,029,503
Cash flows from investing activities:
Purchase of property and equipment	(167,932)	(1,380)
Proceeds from disposal of property and equipment			517
Long-term investment in equity investee			(513,213)
Proceeds from termination of the long-term investment		491,503
Purchase of short-term investment		(2,096,934)	(3,649,262)
Proceeds upon maturity of short-term investment	2,105,016	1,378,628	2,181,758
Net cash provided by (used in) investing activities	1,937,084	(228,183)	(1,980,200)
Cash flows from financing activities:
Proceeds from short-term bank loans	4,989,677	8,343,003	14,597
Repayment of short-term bank loans	(2,399,922)	(7,110,005)	(160,568)
Capital contributions by shareholders	0	0	828,056
Payment for deferred initial public offering costs		(119,102)
Net proceeds from completion of the initial public offering	5,073,566
Net cash provided by financing activities	7,249,130	1,990,753	482,468
Effect of exchange rate change on cash	124,560	(171,203)	(295,422)
Net increase (decrease) in cash	2,821,291	897,408	(763,651)
Cash, beginning of year	4,283,794	3,386,386	4,150,037
Cash, end of year	7,105,085	4,283,794	3,386,386
Supplemental disclosures of cash flow information:
Cash paid for income tax	29,966	36,595	24,521
Cash paid for interest	159,298	139,752	83,543
Non-related party
Changes in operating assets and liabilities:
Accounts payable	744,481	545,898	(3,254,177)
Deferred revenue	(13,095)	(25,319)	(178,120)
Cash flows from financing activities:
Proceeds from long-term bank loans	1,385,636	698,978	496,300
Repayment of long-term bank loans	(138,564)	(657,039)	(613,076)
Related party
Changes in operating assets and liabilities:
Accounts payable			(829,083)
Deferred revenue		(50,810)	53,054
Cash flows from financing activities:
Proceeds from long-term bank loans		1,397,956
Repayment of long-term bank loans	(1,385,636)	(838,774)	(145,970)
Proceeds from (repayment of) borrowing from related parties	$ (275,627)	$ 275,736	$ 63,129